Inventories, Net	12 Months Ended
Dec. 31, 2023
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 8 – INVENTORIES, NET

Inventories, net, consisted of the following:

	As of December 31, 2023	As of December 31, 2022
Raw materials	$119,405	$148,145
Finished goods	276,407	221,180
Subtotal	395,812	369,325
Less: Inventory allowance	(259,621)	(31,527)
Inventories, net	$136,191	$337,798

Inventories include raw material and finished goods. Finished goods include direct material costs, direct labor costs and manufacturing overhead.

For the year ended December 31, 2023, 2022 and 2021, the Company provided an inventory allowance of $229,611, $20,835 and a reversal of $119,995, respectively.